Significant Inputs and Assumptions Used in Binomial Lattice Model for Derivative Liability (Detail) - $ / shares					1 Months Ended	12 Months Ended
		Apr. 30, 2015	Feb. 06, 2015	Sep. 26, 2014	May. 31, 2015	May. 31, 2015	May. 31, 2014
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Contractual conversion rate					$ 0.15	$ 0.15
Adjusted conversion price		$ 0.675
Contractual term to maturity (years)						6 months
Expected volatility						80.68%
Risk-free rate						0.12%
Minimum
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Contractual conversion rate							$ 0.66
Contractual term to maturity (years)							3 years
Expected volatility							78.00%
Risk-free rate							0.64%
Maximum
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Contractual conversion rate							$ 0.72
Contractual term to maturity (years)							5 years
Expected volatility							93.00%
Risk-free rate							1.42%
Derivative Liability
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Quoted market price on valuation date			$ 0.96	$ 0.79	0.99
Contractual conversion rate			1.00	1.00	1.00	$ 1.00
Adjusted conversion price	[1]		$ 1.0000	$ 0.9759	$ 0.6750
Contractual term to maturity (years)			5 months 27 days	2 years
Expected volatility			124.00%	123.00%
Contractual interest rate			2.00%	5.00%
Risk-free rate			0.045%	0.59%
Risk-adjusted rate			2.78%	2.69%	2.80%
Probability of event of default			5.00%	5.00%	5.00%
Derivative Liability | Minimum
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Contractual term to maturity (years)					2 months 5 days
Expected volatility					73.00%
Contractual interest rate					1.20%
Risk-free rate					0.01%
Derivative Liability | Maximum
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Contractual term to maturity (years)					1 year 3 months 29 days
Expected volatility					105.00%
Contractual interest rate					5.00%
Risk-free rate					0.35%

[1]	The adjusted conversion price input used in the Binomial Lattice Model considers both i) the reduction of the conversion price to $0.675 on April 30, 2015, as result of the short-term convertible notes offering in which Common Stock was sold for a weighted average price of $0.75 and ii) potential adjustment to the stated conversion price due to a future dilutive issuance. This input was calculated using a probability-weighted approach which considered the likelihood of various scenarios occurring including (i) potential success or failure of various phases for PRO 140, (ii) the probability the Company will enter into a future financing and (iii) and the potential price of a future financing.